Uncertainties	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Uncertainties	Note 5- Uncertainties The Company is subject to claims and lawsuits that arise in the ordinary course of business. Management is not aware of any litigation against the Company.